Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 08, 2023
Entity Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 08, 2023
Document Effective Date	May 08, 2023
Prospectus Date	Jun. 30, 2022
GMO Tax-Managed International Equities Fund | Class III
Prospectus:
Trading Symbol	GTMIX